VOYA PARTNERS, INC.

Voya Index Solution 2020 Portfolio	Voya Solution 2035 Portfolio
Voya Index Solution 2025 Portfolio	Voya Solution 2040 Portfolio
Voya Index Solution 2030 Portfolio	Voya Solution 2045 Portfolio
Voya Index Solution 2035 Portfolio	Voya Solution 2050 Portfolio
Voya Index Solution 2040 Portfolio	Voya Solution 2055 Portfolio
Voya Index Solution 2045 Portfolio	Voya Solution 2060 Portfolio
Voya Index Solution 2050 Portfolio	Voya Solution Aggressive Portfolio
Voya Index Solution 2055 Portfolio	Voya Solution Balanced Portfolio
Voya Index Solution 2060 Portfolio	Voya Solution Conservative Portfolio
Voya Index Solution Income Portfolio	Voya Solution Income Portfolio
Voya Solution 2020 Portfolio	Voya Solution Moderately Aggressive Portfolio
Voya Solution 2025 Portfolio	Voya Solution Moderately Conservative Portfolio
Voya Solution 2030 Portfolio

Supplement dated December 23, 2015

to the current Prospectuses for the above-referenced Portfolios

(each a “Prospectus” and collectively the “Prospectuses”)

Effective December 18, 2015, Jody Hrazanek is added as a portfolio manager of the above referenced Portfolios. The Prospectuses are hereby revised as follows:

1.	Each sub-section entitled “Portfolio Management – Portfolio Managers” of the Prospectuses is hereby revised to include the following:

Jody Hrazanek

Portfolio Manager (since 12/2015)

2.	The following paragraph is added to the sub-section entitled “Management of the Portfolios – the Sub-Adviser and Portfolio Managers - Voya Investment Management Co. LLC”:

Jody Hrazanek, Portfolio Manager, is head of strategy design and implementation for Multi-Asset Strategies and Solutions and has been with Voya IM since 2006. Ms. Hrazanek is responsible for overseeing the portfolio implementation, strategy design and customized solutions teams for a variety of investment solutions including asset allocation, derivatives/financial engineering, risk management, portable alpha and structured products.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA PARTNERS, INC.

Voya Index Solution 2020 Portfolio	Voya Solution 2035 Portfolio
Voya Index Solution 2025 Portfolio	Voya Solution 2040 Portfolio
Voya Index Solution 2030 Portfolio	Voya Solution 2045 Portfolio
Voya Index Solution 2035 Portfolio	Voya Solution 2050 Portfolio
Voya Index Solution 2040 Portfolio	Voya Solution 2055 Portfolio
Voya Index Solution 2045 Portfolio	Voya Solution 2060 Portfolio
Voya Index Solution 2050 Portfolio	Voya Solution Aggressive Portfolio
Voya Index Solution 2055 Portfolio	Voya Solution Balanced Portfolio
Voya Index Solution 2060 Portfolio	Voya Solution Conservative Portfolio
Voya Index Solution Income Portfolio	Voya Solution Income Portfolio
Voya Solution 2020 Portfolio	Voya Solution Moderately Aggressive Portfolio
Voya Solution 2025 Portfolio	Voya Solution Moderately Conservative Portfolio
Voya Solution 2030 Portfolio

Supplement dated December 23, 2015

to the current Statements of Additional Information for the above-referenced Portfolios

(each a “SAI” and collectively the “SAIs”)

Effective December 18, 2015, Jody Hrazanek is added as a portfolio manager of the above referenced Portfolios. The SAIs are hereby revised as follows:

1.	The tables within the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers” are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Jody Hrazanek(2)	2	$998,748,479	1	$140,178,886	0	$0

(2) As of October 31, 2015.

Ownership of Securities

Portfolio Manager	Dollar Range of Portfolio Shares Owned
Jody Hrazanek(1)	None

(1) As of October 31, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE